UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number 811-05531

Barings Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, Springfield, MA 01115

(Address of principal executive offices) (Zip code)

Janice M. Bishop, Vice President, Secretary and Chief Legal Officer
Independence Wharf, 470 Atlantic Avenue, Boston, MA  02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

___________________

Date of fiscal year end: 12/31

___________________

Date of reporting period: 03/31/18

___________________

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2018
(Unaudited)

Corporate Restricted Securities - 82.31%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 72.52%: (C)
1A Smart Start, Inc.
A designer, distributor and lessor of ignition interlock devices ("IIDs"). IIDs are sophisticated breathalyzers wired to a vehicles ignition system.
10.13% Second Lien Term Loan due 12/22/2022 (LIBOR + 8.250%)	$1,725,000	12/21/17	$1,692,526	$1,696,653

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 07/31/2019	$109,335	08/01/12	106,135	109,335
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	225,763
Warrant, exercisable until 2022, to purchase common stock at $.02 per share (B)	22,414 shs.	08/01/12	42,446	37,807
			273,581	372,905

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
Limited Liability Company Unit (B)	1,945 uts.	*	207,911	24,489
* 12/07/12, 07/11/13 and 06/30/15.

AFC - Dell Holding Corporation
A distributor and provider of inventory management services for "C-Parts" used by OEMs in their manufacturing and production facilities.
12.5% (1% PIK) Senior Subordinated Note due 09/27/2020	$1,218,447	03/27/15	1,205,713	1,218,447
Preferred Stock (B)	1,122 shs.	03/27/15	112,154	144,498
Common Stock (B)	346 shs.	03/27/15	346	—
			1,318,213	1,362,945

Airxcel Holdings
A leading manufacturer of a broad range of climate control solutions, including air-conditioners, heat pumps, cooking appliances, furnaces, powered vents, and water heaters.
Limited Liability Company Unit	288 uts.	11/18/14	288,000	903,249

AM Conservation Holding Corp.
A supplier of energy efficiency ("EE") products, including lighting, shower heads and aerators, and weatherization products such as door seals and weather stripping.
11.5% (1.5% PIK) Senior Subordinated Note due 04/30/2023	$1,568,182	10/31/16	1,542,172	1,557,481
11.5% (1.25% PIK) Senior Subordinated Note due 04/30/2023	$206,039	10/06/17	202,183	204,166
Common Stock (B)	156,818 shs.	10/31/16	156,818	184,475
			1,901,173	1,946,122

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
Limited Liability Company Unit Class A Preferred (B)(F)	114 uts.	10/04/12	$113,636	$232,510

API Technologies Corp.
A designer, developer and manufacturer of electronic systems, subsystems, modules and secure communications for technically demanding defense, aerospace and commercial applications in the U.S. and internationally.

12% (1% PIK) Senior Subordinated Note due 04/22/2023	$1,406,978	04/22/16	1,401,943	1,421,048
Limited Liability Company Unit (B)	0.40% int.	04/20/16	345,000	565,800
			1,746,943	1,986,848

ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
11.5% (0.5% PIK) Senior Subordinated Note due 02/01/2020	$1,723,846	*	1,712,926	1,723,846
Limited Partnership Interest	524 uts.	08/01/14	523,950	984,031
* 05/21/13 and 08/01/14.			2,236,876	2,707,877

ASC Holdings, Inc.
A manufacturer of capital equipment used by corrugated box manufacturers.
13% (1% PIK) Senior Subordinated Note due 05/18/2021	$758,089	11/19/15	748,373	727,862
Limited Liability Company Unit (B)	111,100 uts.	11/18/15	111,100	48,551
			859,473	776,413

Aurora Parts & Accessories LLC
A distributor of aftermarket over-the-road semi-trailer parts and accessories sold to customers across North America.
11% Senior Subordinated Note due 02/17/2022	$1,515,400	08/17/15	1,495,326	1,475,715
Preferred Stock (B)	210 shs.	08/17/15	209,390	128,380
Common Stock (B)	210 shs.	08/17/15	210	—
			1,704,926	1,604,095

Avantech Testing Services LLC
A manufacturer of custom Non-Destructive Testing ("NDT") systems and provider of NDT and inspections services primarily to the oil country tubular goods market.
15% (3.75% PIK) Senior Subordinated Note due 03/21/2021 (D)	$6,777	07/31/14	6,650	—
Limited Liability Company Unit (B)(F)	45,504 uts.	*	—	—
Limited Liability Company Unit Class C Preferred (B)(F)	78,358 uts.	09/29/17	484,578	—
* 07/31/14 and 10/14/15.			491,228	—

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BCC Software, Inc.
A provider of software and data solutions which enhance mail processing to help direct mail marketers realize discounts from the U.S. Postal Service, avoid penalties associated with mailing errors, and improve the accuracy and efficiency of marketing campaigns.

12% (1% PIK) Senior Subordinated Note due 04/11/2023	$1,498,904	10/11/17	$1,470,919	$1,481,118
Preferred Stock Series A (B)	23 shs.	10/11/17	232,373	232,400
Common Stock Class A (B)	735 shs.	10/11/17	735	3,458
			1,704,027	1,716,976

BEI Precision Systems & Space Company, Inc.
A provider of advanced design, manufacturing, and testing for custom optical encoder-based positioning systems, precision accelerometers, and micro scanners.
12% (1% PIK) Senior Subordinated Note due 04/28/2024	$1,462,403	04/28/17	1,435,986	1,459,283
Limited Liability Company Unit (B)(F)	2,760 uts.	04/28/17	276,000	161,179
			1,711,986	1,620,462

Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 09/30/2018	$39,716	10/12/12	39,633	39,716
13% (1% PIK) Senior Subordinated Note due 09/30/2019	$335,579	10/12/12	328,421	335,579
Common Stock (B)	51,064 shs.	10/12/12	51,064	369,886
Warrant, exercisable until 2022, to purchase common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	146,436
			439,334	891,617

BlueSpire Holding, Inc.
A marketing services firm that integrates strategy, technology, and content to deliver customized marketing solutions for clients in the senior living, financial services and healthcare end markets.
12.5% (1.5% PIK) Senior Subordinated Note due 06/30/2021 (D)	$1,585,908	06/30/15	1,561,276	—
Common Stock (B)	1,417 shs.	06/30/15	156,800	—
			1,718,076	—

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and "at risk" youth through alternative education programs.
13.5% (1.5% PIK) Senior Subordinated Note due 06/19/2020	$794,786	01/19/11	789,043	794,786
14% (2% PIK) Senior Subordinated Note due 06/19/2020	$210,244	08/03/12	208,991	210,244
Common Stock (B)	375 shs.	01/19/11	37,500	37,655
Warrant, exercisable until 2021, to purchase common
stock at $.01 per share (B)	295 shs.	01/19/11	29,250	29,599
			1,064,784	1,072,284

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Clarion Brands Holding Corp.
A portfolio of six over-the-counter (OTC) pharmaceutical brands whose products are used to treat tinnitus or ringing of the ear, excessive sweating, urinary tract infections, muscle pain, and skin conditions.

12.5% (1.5% PIK) Senior Subordinated Note due 04/01/2021	$2,061,665	*	$2,036,963	$2,062,880
Limited Liability Company Unit (B)	1,853 uts.	07/18/16	189,267	181,462
* 10/01/14 and 07/18/16.			2,226,230	2,244,342

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	1,311,014

Clubessential LLC
A leading SaaS platform for private clubs and resorts.
7% (5% PIK) Senior Subordinated Note due 01/12/24	$1,742,729	01/16/18	1,708,984	1,713,111

Compass Chemical International LLC
A manufacturer and supplier of standard and specialty formulated chemicals, primarily phosphoric acid derivatives called phosphonates.
Limited Liability Company Unit (B)(F)	230 uts.	03/04/15	147,305	221,612

CORA Health Services, Inc.
A provider of outpatient rehabilitation therapy services.
12.75% (1.75% PIK) Senior Subordinated Note due 06/30/2023	$781,809	06/30/16	769,372	797,445
Preferred Stock Series A (B)	758 shs.	06/30/16	72,033	89,564
Common Stock Class A (B)	3,791 shs.	06/30/16	3,791	23,926
			845,196	910,935

CTM Holding, Inc.
A leading owner and operator of coin-operated children's rides, penny presses and candy kiosks in the U.S.
15% (3% PIK) Senior Subordinated Note due 11/22/2019	$1,346,250	11/22/13	1,337,529	1,346,250
Common Stock (B)	90 shs.	*	514,284	582,502
* 11/22/13 and 09/16/16.			1,851,813	1,928,752

Del Real LLC
A manufacturer and distributor of fully-prepared fresh refrigerated Hispanic entrees as well as side dishes that are typically sold on a heat-and-serve basis at retail grocers.
11% Senior Subordinated Note due 04/06/2023	$1,420,588	10/07/16	1,396,973	1,403,895
Limited Liability Company Unit (B)(F)	304,412 uts.	10/07/16	304,412	337,897
			1,701,385	1,741,792

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% (2% PIK) Senior Subordinated Note due 11/04/2020	$1,439,412	05/04/12	$1,430,797	$1,438,470
Preferred Stock (B)	25 shs.	05/04/12	252,434	250,284
Common Stock (B)	25 shs.	05/04/12	28,048	—
			1,711,279	1,688,754

Dunn Paper
A provider of specialty paper for niche product applications.
10.63% Second Lien Term Loan due 08/26/2023 (LIBOR + 8.750%)	$1,725,000	09/28/16	1,697,849	1,716,375

Eagle Family Foods, Inc.
A producer of low-cost branded and private label canned milk.
11.35% Last Out Term Loan due 12/31/2021 (LIBOR + 9.050%)	$1,725,000	12/22/15	1,708,828	1,719,624
11.35% Second Last Out Term Loan due 12/31/2021 (LIBOR + 9.050%)	$177,404	09/07/17	175,858	176,851
			1,884,686	1,896,475

ECG Consulting Group
A healthcare management consulting company who provides strategic, financial, operational, and technology related consulting services to healthcare providers.
11.75% (0.75% PIK) Senior Subordinated Note due 11/21/2020	$1,326,719	11/21/14	1,311,119	1,326,719
Limited Liability Company Unit (B)(F)	230 uts.	11/19/14	71,875	175,617
			1,382,994	1,502,336

Elite Sportwear Holding, LLC
A designer and manufacturer of gymnastics, competitive cheerleading and swimwear apparel in the U.S. and internationally.
11.5% (1% PIK) Senior Subordinated Note due 10/13/2021	$1,588,640	10/14/16	1,567,693	1,438,053
Limited Liability Company Unit (B)(F)	101 uts.	10/14/16	159,722	68,320
			1,727,415	1,506,373

English Color & Supply LLC
A distributor of aftermarket automotive paint and related products to collision repair shops, auto dealerships and fleet customers through a network of stores in the Southern U.S.
11.5% (0.5% PIK) Senior Subordinated Note due 12/31/2023	$1,332,289	06/30/17	1,308,016	1,317,959
Limited Liability Company Unit (B)(F)	397,695 uts.	06/30/17	397,695	429,511
			1,705,711	1,747,470

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ERG Holding Company LLC
A provider of inpatient and outpatient clinical trial services to pharmaceutical companies and contract research organizations.
13.5% (1.5% PIK) Senior Subordinated Note due 10/04/2019	$987,658	04/04/14	$981,083	$987,658
14% (2% PIK) Senior Subordinated Note due 10/04/2019	$260,936	07/01/16	258,310	263,545
Common Stock (B)	0.31% int.	04/04/14	77,533	191,889
			1,316,926	1,443,092

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	89,191
Limited Liability Company Unit Common (B)	171 uts.	09/27/10	17,073	164,196
			75,418	253,387

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.

Limited Liability Company Unit Preferred (B)	80,559 uts.	04/15/14	—	80,559
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	390,027
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	48,898
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	40,360
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	63,697
			105,046	623,541

GD Dental Services LLC
A provider of convenient "onestop" general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	4,390
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	—
			76,687	4,390

gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician's office channels.
14% (2% PIK) Senior Subordinated Note due 03/27/2019	$1,250,828	03/27/13	1,245,674	1,125,745
Common Stock (B)	1,181 shs.	03/27/13	118,110	21,769
			1,363,784	1,147,514

Glynlyon Holding Companies, Inc.
A technology-enabled curriculum provider of K-12 and support services predominantly to small and medium public school districts.
Common Stock (B)	$ 147 shs.	01/15/16	103,205	230,223

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GlynnDevins Acquisition Corporation
A marketing communications agency that services senior living facilities.
Preferred Stock Series A (B)	342 shs.	06/19/15	$70,683	$85,969
Common Stock (B)	342 shs.	06/19/15	2,945	79,571
			73,628	165,540

Grakon Parent
The leading designer and manufacturer of highly-engineered and customized LED and incandescent lighting systems for transportation-based markets.
Common Stock (B)	175 shs.	10/31/14	174,831	234,860

GraphPad Software, Inc.
A provider of data analysis, statistics and graphing software solution for scientific research applications, with a focus on the life sciences and academic end-markets.
7.66% Term Loan due 12/21/2022 (LIBOR + 6.000%)	$2,465,000	12/19/17	2,417,979	2,425,044

GTI Holding Company
A designer, developer, and marketer of precision specialty hand tools and handheld test instruments.
12% Senior Subordinated Note due 05/22/2023	$727,865	02/05/14	705,100	727,865
Common Stock (B)	1,046 shs.	*	104,636	136,533
Warrant, exercisable until 2027, to purchase common stock at $.01 per share (B)	397 shs.	02/05/14	36,816	51,820
* 02/05/14 and 11/22/17.			846,552	916,218

Handi Quilter Holding Company (Premier Needle Arts)
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% (1% PIK) Senior Subordinated Note due 06/19/2021	$1,725,000	*	1,703,391	1,725,000
Limited Liability Company Unit Preferred (B)	372 uts.	**	371,644	453,479
Limited Liability Company Unit Common Class A (B)	3,594 uts.	12/19/14	—	30,541
* 12/19/14 and 02/21/17.			2,075,035	2,209,020
* *12/19/14 and 04/29/16.

Happy Floors Acquisition, Inc.
A wholesale importer and value-added distributor of premium European flooring tile to residential and commercial end markets.
12.5% (1% PIK) Senior Subordinated Note due 07/01/2022	$1,603,279	07/01/16	1,578,847	1,614,703
Common Stock (B)	150 shs.	07/01/16	149,500	195,455
			1,728,347	1,810,158

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Hartland Controls Holding Corporation
A manufacturer and distributor of electronic and electromechanical components.
14% (2% PIK) Senior Subordinated Note due 08/14/2020	$1,134,316	02/14/14	$1,125,509	$1,134,316
12% Senior Subordinated Note due 08/14/2020	$431,250	06/22/15	429,205	435,563
Common Stock (B)	821 shs.	02/14/14	822	279,417
			1,555,536	1,849,296

HHI Group, LLC
A developer, marketer, and distributor of hobby-grade radio control products.
14% (2% PIK) Senior Subordinated Note due 11/26/2020	$1,659,144	01/17/14	1,646,551	1,659,144
Limited Liability Company Unit (B)(F)	102 uts.	01/17/14	101,563	38,959
			1,748,114	1,698,103

Hollandia Produce LLC
A hydroponic greenhouse producer of branded root vegetables.
14.25% (2.75% PIK) Senior Subordinated Note due 12/11/2020	$1,411,671	*	1,394,952	1,129,336
* 12/30/15 and 12/23/16.

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)(F)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)(F)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)(F)	47 uts.	10/14/11	—	—
			—	—

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 10/01/2019	$1,098,837	08/19/08	1,097,523	988,953
Common Stock (B)	251 shs.	08/19/08	251,163	—
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	—
			1,408,919	988,953

Impact Confections
An independent manufacturer and marketer of confectionery products including Warheads® brand sour candies, Melster® brand classic candies, and co-manufactured/private label classic candies.
15% (15% PIK) Senior Subordinated Note due 11/10/2020	$1,213,848	11/10/14	1,202,516	—
Common Stock (B)	2,300 shs.	11/10/14	230,000	—
			1,432,516	—

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
Limited Liability Company Unit (B)(F)	1,038,805 uts.	12/05/12	$232,207	$—
Limited Liability Company Unit Class A-1 (B)(F)	159,048 uts.	10/31/16	159,048	243,694
Limited Liability Company Unit Class A-2 (B)(F)	1,032,609 uts.	10/31/16	—	107,278
			391,255	350,972

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Limited Liability Company Unit Class C Preferred (B)	40 uts.	06/30/15	—	92,266
Common Stock (B)	353 shs.	07/15/08	285,619	446,690
			285,619	538,956

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
12.5% Senior Subordinated Note due 04/30/2019 (D)	$419,971	01/15/10	404,121	377,974
15% (2.5% PIK) Senior Subordinated Note due 04/30/2019 (D)	$115,253	10/05/10	114,604	103,727
Common Stock (B)	35 shs.	10/05/10	35,400	13,742
Common Stock Class B (B)	118 shs.	01/15/10	117,647	45,670
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	10/05/10	94,579	40,418
			766,351	581,531

Master Cutlery LLC
A designer and marketer of a wide assortment of knives and swords.
13% Senior Subordinated Note due 04/17/2020	$868,102	04/17/15	863,322	651,077
Limited Liability Company Unit	5 uts.	04/17/15	678,329	—
			1,541,651	651,077

Merex Holding Corporation
A provider of after-market spare parts and components, as well as maintenance, repair and overhaul services for "out of production" or "legacy" aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

16% Senior Subordinated Note due 10/30/2019 (D)	$454,295	09/22/11	449,013	340,721
15% PIK Senior Subordinated Note due 04/30/2022 (D)	$23,839	08/18/15	23,839	—
14% PIK Senior Subordinated Note due 06/30/2019	$64,149	*	64,149	63,917
Common Stock Class A (B)	83,080 shs.	**	170,705	—
* 10/21/16, 01/27/17 and 10/13/17.			707,706	404,638
** 08/18/15, 10/20/16 and 01/27/17.

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MES Partners, Inc.
An industrial service business offering an array of cleaning and environmental services to the Gulf Coast region of the U.S.
12% (1% PIK) Senior Subordinated Note due 09/30/2021	$1,120,538	09/30/14	$1,107,449	$1,119,273
12% Senior Subordinated Note due 09/30/2021	$301,038	02/28/18	295,142	300,699
Common Stock Class B (B)	259,252 shs.	*	244,163	160,736
* 09/30/14 and 02/28/18.			1,646,754	1,580,708

MeTEOR Education LLC
A leading provider of classroom and common area design services, furnishings, equipment and instructional support to K-12 schools.
12% Senior Subordinated Note due 6/20/23	$915,819	03/09/18	897,644	919,342
Limited Liability Company Unit (B)(F)	182 uts.	03/09/18	183,164	164,794
			1,080,808	1,084,136

Midwest Industrial Rubber, Inc.
A supplier of industrial maintenance, repair, and operations ("MRO") products, specializing in the fabrication and distribution of lightweight conveyor belting and related conveyor components and accessories.

12% (1% PIK) Senior Subordinated Note due 12/02/2022	$1,574,427	12/02/16	1,548,401	1,583,365
Preferred Stock (B)	1,711 shs.	12/02/16	171,116	159,908
Common Stock (B)	242 shs.	12/02/16	242	—
			1,719,759	1,743,273

MNX Holding Company
An international third party logistics company providing customized logistics services to customers across the globe.
14% (2% PIK) Senior Subordinated Note due 05/02/2020	$1,342,840	11/02/12	1,334,765	1,342,840
Common Stock (B)	45 shs.	11/02/12	44,643	71,871
			1,379,408	1,414,711

Money Mailer Equity LLC
A leading provider of hyperlocal shared direct mail advertising as well as interactive and online advertising solutions through its nationwide production and distribution network.
12% (1% PIK) Senior Subordinated Note due 10/29/2021	$1,756,918	04/29/16	1,732,210	1,625,761

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% (1.75% PIK) Senior Subordinated Note due 08/15/2020	$285,428	11/30/10	283,873	285,428
Limited Liability Company Unit Class B-1 (B)(F)	75,000 uts.	11/30/10	—	41,932
Limited Liability Company Unit Class B-2 (B)(F)	6,801 uts.	11/30/10	—	3,802
			283,873	331,162

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

New Mountain Learning, LLC
A leading provider of blended learning solutions to the K-12 and post-secondary school market.
8.65% Term Loan due 3/16/2024 (LIBOR + 5.500%)	$1,792,448	03/15/18	$1,383,358	$1,384,410

NSi Industries Holdings, Inc.
A manufacturer and distributer of electrical components and accessories to small to mid-sized electrical wholesalers.
12.75% (1.75% PIK) Senior Subordinated Note due 05/17/2023	$1,527,814	06/30/16	1,503,669	1,535,805
Common Stock (B)	207 shs.	05/17/16	207,000	258,516
			1,710,669	1,794,321

PANOS Brands LLC
A marketer and distributor of branded consumer foods in the specialty, natural, better-for-you,"free from" healthy and gluten-free categories.
12% (1% PIK) Senior Subordinated Note due 08/17/2022	$1,775,705	02/17/17	1,750,033	1,776,902
Common Stock Class B (B)	380,545 shs.	*	380,545	489,967
* 01/29/16 and 02/17/17.			2,130,578	2,266,869

Pegasus Transtech Corporation
A provider of end-to-end document, driver and logistics management solutions, which enable its customers (carriers, brokers, and drivers) to operate more efficiently, reduce manual overhead, enhance compliance, and shorten cash conversion cycles.

11.25% Term Loan due 11/16/2022	$346,855	11/14/17	337,169	338,086
7.84% Term Loan due 11/17/2024 (LIBOR + 6.250%)	$2,122,639	11/14/17	1,936,298	1,943,515
			2,273,467	2,281,601

Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
Limited Liability Company	0.40% int.	*	175,339	18,929
* 11/29/12 and 12/20/16.			175,339	18,929

Polytex Holdings LLC
A manufacturer of water based inks and related products serving primarily the wall covering market.
13.9% (1% PIK) Senior Subordinated Note due 01/31/2020	$1,112,667	07/31/14	1,103,503	834,499
Limited Liability Company Unit	148,096 uts.	07/31/14	148,096	—
Limited Liability Company Unit Class F	36,976 uts.	*	24,802	—
* 09/28/17 and 02/15/18.			1,276,401	834,499

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Power Stop Holdings LLC
A supplier of performance upgrade aftermarket brake products.
Limited Liability Company Unit Preferred (B)(F)	1,149 uts.	05/29/15	$114,900	$116,220
Limited Liability Company Unit Common (B)(F)	1,149 uts.	05/29/15	—	173,920
			114,900	290,140

PPC Event Services
A special event equipment rental business.
14% (2% PIK) Senior Subordinated Note due 05/20/2020	$1,196,358	11/20/14	1,185,660	1,196,358
Limited Liability Company Unit (B)	3,450 uts.	11/20/14	172,500	406,473
Limited Liability Company Unit Series A-1 (B)	339 uts.	03/16/16	42,419	45,716
			1,400,579	1,648,547

Randy's Worldwide Automotive
A designer and distributor of automotive aftermarket parts.
Common Stock (B)	118 shs.	05/12/15	118,476	317,186

ReelCraft Industries, Inc.
A designer and manufacturer of heavy-duty reels for diversified industrial, mobile equipment OEM, auto aftermarket, government/military and other end markets.
10.5% (0.5% PIK) Senior Subordinated Note due 02/28/2023	$1,434,146	11/13/17	1,434,146	1,420,606
Limited Liability Company Unit Class B	293,617 uts.	11/13/17	293,617	352,647
			1,727,763	1,773,253

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
Common Stock (B)	76 shs.	03/15/13	75,509	135,211
Warrant, exercisable until 2023, to purchase common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	55,241
			103,825	190,452

Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	491,723
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	83 shs.	*	67,467	124,554
* 08/31/07 and 03/06/08.			328,729	616,277

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

SMB Machinery Holdings, Inc.
A reseller of used, rebuilt and refurbished packaging and processing equipment, primarily serving the bottling and food manufacturing industries.
14% (2% PIK) Senior Subordinated Note due 10/18/2019 (D)	$738,694	10/18/13	$726,147	$—
Common Stock (B)	841 shs.	10/18/13	84,100	—
			810,247	—

Software Paradigms International Group, LLC
An outsourced IT services provider focused on the retail industry.
12.5% (1.5% PIK) Senior Subordinated Note due 11/23/2021	$1,725,000	05/23/16	1,699,558	1,730,504

SR Smith LLC
A manufacturer of mine and tunneling ventilation products in the United States.
11% Senior Subordinated Note due 03/27/2022	$867,652	03/27/17	858,548	867,098
Limited Liability Company Unit Series A (B)(F)	14 uts.	03/27/17	846,631	1,082,971
			1,705,179	1,950,069

Strahman Holdings Inc.
A manufacturer of industrial valves and wash down equipment for a variety of industries, including chemical, petrochemical, polymer, pharmaceutical, food processing, beverage and mining.
Preferred Stock Series A (B)	158,967 shs.	12/13/13	158,967	255,188
Preferred Stock Series A-2 (B)	26,543 shs.	09/10/15	29,994	42,609
			188,961	297,797

Strategic Insight, Inc.
A provider of largely proprietary data, market research, and business intelligence to the global asset management industry.
10.94% Second Lien Term Loan due 12/21/2024 (LIBOR + 9.250%)	$1,725,000	12/28/17	1,687,604	1,692,260

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
16% Senior Subordinated Note due 01/31/2019 (D)	$1,428,470	*	1,358,229	999,929
Common Stock (B)	38 shs.	12/14/10	38,168	—
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	—
* 12/14/10, 08/17/12 and 03/31/16.			1,433,646	999,929

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunvair Aerospace Group Inc.
An aerospace maintenance, repair, and overhaul provider servicing landing gears on narrow body aircraft.
12% (1% PIK) Senior Subordinated Note due 07/31/2021	$1,311,972	07/31/15	$1,296,893	$1,147,975
Common Stock (B)	68 shs.	*	104,986	4,885
* 07/31/15 and 11/08/17.			1,401,879	1,152,860

Team Drive-Away Holdings LLC
An asset-light provider of over the road driveaway services for class 8 trucks and specialized equipment.
Limited Liability Company Unit (B)	95,800 uts.	10/15/15	95,800	184,032

Therma-Stor Holdings LLC
A designer and manufacturer of dehumidifiers and water damage restoration equipment for residential and commercial applications.
10.5% (0.5% PIK) Senior Subordinated Note due 11/30/2023	$1,367,920	11/30/17	1,367,920	1,354,684
Limited Liability Company Unit	359,375 uts.	11/30/17	342,851	273,628
			1,710,771	1,628,312

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
15% (7.5% PIK) Senior Subordinated Note due 12/05/2020	$75,063	12/05/13	229,252	75,063
Warrant, exercisable until 2023, to purchase common stock at $.01 per share (B)	28,079 shs.	12/05/13	—	21,340
			229,252	96,403

Tristar Global Energy Solutions, Inc.
A hydrocarbon and decontamination services provider serving refineries worldwide.
12.5% (1.5% PIK) Senior Subordinated Note due 07/31/2020	$1,164,991	01/23/15	1,153,464	1,055,906

U.S. Retirement and Benefit Partners, Inc.
A leading independent provider of outsourced benefit design and administration and retirement services, primarily to K-12 school districts, employee unions, and governmental agencies.
10.38% Second Lien Term Loan due 2/14/2023 (LIBOR + 8.500%)	$1,725,000	03/05/18	1,345,546	1,347,328

Velocity Technology Solutions, Inc.
A provider of outsourced hosting services for enterprise resource planning software applications and information technology infrastructure to mid and large-sized enterprises.
8.03% Lien Term Loan due 12/07/2023 (LIBOR + 6.000%)	$2,100,000	12/07/17	2,080,066	2,088,014

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Veritext Corporation
A provider of stenographic staffing and other services used during the legal deposition process.
11.30% Second Lien Term Loan due 01/29/2023 (LIBOR + 9.000%)	$2,012,500	*	$1,984,017	$1,994,258
* 01/21/16 and 02/23/17.

VP Holding Company
A provider of school transportation services for special-needs and homeless children in Massachusetts.
Common Stock (B)	3,632 shs.	03/31/14	363,158	720,667

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
8% Senior Subordinated Note due 09/30/2019 (D)	$1,778,423	11/30/06	1,114,956	1,778,423
Common Stock (B)	101 shs.	11/30/06	101,250	14,033
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	7,006
			1,261,996	1,799,462

Westminster Acquisition LLC
A manufacturer of premium, all-natural oyster cracker products sold under the Westminster and Olde Cape Cod brands.
12% (1% PIK) Senior Subordinated Note due 02/03/2021	$380,203	08/03/15	375,948	384,005
Limited Liability Company Unit (B)(F)	370,241 uts.	08/03/15	370,241	445,221
			746,189	829,226

Whitebridge Pet Brands Holdings, LLC
A portfolio of natural treats and foods for dogs and cats.
11.5% (0.5% PIK) Senior Subordinated Note due 08/18/2021	$1,488,115	04/18/17	1,469,701	1,481,132
Limited Liability Company Unit Class A (B)(F)	123 uts.	04/18/17	148,096	136,401
Limited Liability Company Unit Class B (B)(F)	123 uts.	04/18/17	—	34,895
			1,617,797	1,652,428

Wolf-Gordon, Inc.
A designer and specialty distributor of wallcoverings and related building products, including textiles, paint, and writeable surfaces.
12.5% (1.5% PIK) Senior Subordinated Note due 07/22/2021	$1,620,495	01/22/16	1,599,070	1,636,700
Common Stock (B)	157 shs.	01/22/16	156,818	186,034
			1,755,888	1,822,734

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% (2.5% PIK) Senior Subordinated Note due 06/12/2020	$997,268	11/03/11	$995,070	$997,268
Common Stock (B)	1,500 shs.	11/03/11	150,000	135,414
			1,145,070	1,132,682

York Wall Holding Company
A designer, manufacturer and marketer of wall covering products for both residential and commercial wall coverings.
14.5% (1.5% PIK) Senior Subordinated Note due 03/04/2021 (D)	$1,946,834	03/04/15	1,549,582	1,750,985
Common Stock (B)	2,046 shs.	*	200,418	4,931
* 03/04/15 and 02/07/18.			1,750,000	1,755,916

Total Private Placement Investments (E)			$106,553,175	$105,827,657

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 9.79%:
Bonds - 9.79%
Alliance Residential Company	7.500%	05/01/25	$500,000	$520,107	$525,000
Altice Financing S.A.	7.500	05/15/26	400,000	400,000	392,000
Amsted Industries	5.375	09/15/24	240,000	240,000	240,000
Avantor Inc.	6.000	10/01/24	406,000	406,000	403,970
Beacon Roofing Supply, Inc.	4.875	11/01/25	406,000	406,000	386,715
Boyne USA, Inc.	7.250	05/01/25	167,000	167,000	171,384
CITGO Petroleum Corporation	6.250	08/15/22	425,000	425,000	421,281
CVR Partners, LP.	9.250	06/15/23	500,000	489,978	532,350
Dell Inc.	4.420	06/15/21	600,000	619,691	615,460
EP Energy LLC / Everest Acquisition Finance Inc.	9.375	05/01/24	406,000	242,270	288,768
First Quantum Minerals Ltd.	7.500	04/01/25	500,000	484,518	492,500
Hertz Corporation	7.625	06/01/22	500,000	500,000	507,500
Hilcorp Energy Company	5.000	12/01/24	335,000	335,000	329,975
IAMGOLD Corporation	7.000	04/15/25	500,000	500,000	511,250
J.B. Poindexter Co., Inc.	9.000	04/01/22	401,000	401,000	413,531
JBS USA Lux S.A.	6.750	02/15/28	476,000	476,000	456,960
Jupiter Resources Inc.	8.500	10/01/22	500,000	470,827	230,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	676,036	681,233
Moog Inc.	5.250	12/01/22	500,000	502,661	512,500
New Gold Inc.	6.250	11/15/22	500,000	502,096	510,625
OPE KAG Finance Sub	7.875	07/31/23	500,000	517,654	512,500
Penske Corporation	4.875	07/11/22	500,000	498,852	526,234
Prime Security Services Borrower	9.250	05/15/23	608,000	618,852	658,877
Sinclair Broadcast Group, Inc.	5.875	03/15/26	204,000	204,000	201,960
Sinclair Television Group, Inc.	5.125	02/15/27	500,000	500,000	463,750
Suncoke Energy	7.500	06/15/25	500,000	492,861	515,000
Teine Energy Ltd.	6.875	09/30/22	500,000	506,250	510,000
Topaz Marine S.A.	9.125	07/26/22	500,000	500,000	518,500
Unitymedia KabelBW GmbH	6.125	01/15/25	500,000	500,000	524,375
UPCB Finance IV Limited	5.375	01/15/25	208,000	208,000	200,719
Valeant Pharmaceuticals International	7.000	03/15/24	173,000	173,000	180,353
Virgin Media Secured Finance PLC	5.250	01/15/26	500,000	501,860	481,250
VRX Escrow Corp.	6.125	04/15/25	182,000	182,000	157,066
Warrior Met Coal, Inc.	8.000	11/01/24	209,000	209,000	212,658

Total Bonds				14,376,513	14,286,244

Common Stock - 0.00%
TherOX, Inc. (B)			2	—	—
Touchstone Health Partnership (B)			292	—	—

Total Common Stock				—	—

Total Rule 144A Securities				14,376,513	14,286,244

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Public Securities - 18.15%: (A)	LIBOR Spread	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bank Loans - 2.35%
Big River Steel LLC.	5.000%	7.300%	08/23/23	$118,770	$117,698	$120,255
Coronado Coal LLC	6.500	8.812	03/14/25	253,841	246,226	250,034
Coronado Coal LLC	6.500	8.812	03/21/25	69,229	67,153	68,191
Cunningham Lindsey U.S., Inc.	3.750	6.050	12/10/19	124,297	119,372	123,778
DigiCert, Inc.	8.000	6.520	10/31/24	205,369	204,401	207,552
Focus Financial Partners, LLC.	7.500	9.800	05/22/25	400,000	409,000	407,000
Gulf Finance, LLC	5.250	7.560	08/25/23	259,739	257,760	238,635
Higginbotham Insurance Agency, Inc.	7.250	9.130	05/10/22	198,238	196,317	196,751
Murray Energy Corporation	7.250	9.550	04/16/20	453,896	420,390	383,542
OCI Beaumont LLC	4.250	6.550	02/14/25	122,286	122,134	122,846
Prospect Medical Holdings, Inc.	5.500	7.190	02/13/24	256,082	251,035	256,082
PS Logistics LLC	5.250	7.339	03/01/25	500,000	505,000	503,750
Seadrill Partners Finco, LLC	6.000	8.300	02/21/21	488,520	311,546	408,730
Summit Midstream Holdings, LLC	6.000	7.880	05/13/22	129,654	128,612	130,951

Total Bank Loans					3,356,644	3,418,097

	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Bonds - 15.80%
Air Lease Corp.	3.000%	09/15/23	$600,000	$593,959	$574,881
AMC Entertainment Holdings Inc.	6.125	05/15/27	500,000	486,877	492,550
Anchorage Capital Group, L.L.C.	8.970	01/15/29	500,000	517,188	512,733
Anglogold Holdings PLC	5.375	04/15/20	600,000	601,666	617,621
Anixter, Inc.	5.125	10/01/21	165,000	165,000	169,125
A. Schulman Inc.	6.875	06/01/23	500,000	505,075	527,500
Bank of America Corporation	4.000	04/01/24	500,000	498,787	510,929
Beazer Homes USA, Inc.	8.750	03/15/22	160,000	160,000	172,400
Brunswick Corporation	7.125	08/01/27	500,000	503,663	607,820
Bunge Limited Finance Corp.	3.250	08/15/26	600,000	601,894	564,101
Community Health Sysyems Inc.	5.125	08/01/21	372,000	367,081	345,960
Clearwater Paper Corporation	4.500	02/01/23	491,000	488,302	471,360
Crown Castle International Corp	5.250	01/15/23	600,000	658,078	637,591
CubeSmart, L.P.	4.000	11/15/25	500,000	506,046	498,197
CVR Refining LLC	6.500	11/01/22	350,000	342,886	357,000
CVS Health Corp	4.300	03/25/28	345,000	339,998	346,470
Discovery Communications	4.900	03/11/26	600,000	647,330	621,930
Dish DBS Corporation	7.750	07/01/26	500,000	541,140	468,875
Duke Realty Limited Partnership	3.875	10/15/22	500,000	498,684	509,639
Expedia Inc.	4.500	08/15/24	600,000	623,474	606,664

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Corporate Public Securities (A) (Continued)	Interest Rate	Maturity Date	Principal Amount	Cost	Market Value

Ferrellgas Partners, L.P.	6.750%	01/15/22	$265,000	$267,337	$251,088
Ferrellgas Partners, L.P.	8.625	06/15/20	650,000	650,324	596,375
Ford Motor Credit Co. LLC	4.375	08/06/23	600,000	639,603	608,692
General Motors Financial Co. Inc.	4.000	01/15/25	500,000	507,464	492,938
Genesis Energy, L.P.	5.625	06/15/24	500,000	470,918	471,250
Hospital Corporation of America	5.375	02/01/25	100,000	101,369	100,250
Hospital Corporation of America	5.250	06/15/26	174,000	174,000	176,262
Hewlett Packard Enterprise Company	4.900	10/15/25	500,000	498,733	519,126
Hughes Satellite Systems Corporation	6.625	08/01/26	500,000	496,895	497,500
Laboratory Corporation of America Holdings	3.600	02/01/25	500,000	499,428	492,650
Laredo Petroleum, Inc.	5.625	01/15/22	500,000	479,163	496,250
Lazard Group LLC	4.250	11/14/20	500,000	499,326	513,909
LyondellBasell Industries N.V.	5.750	04/15/24	500,000	579,136	549,616
MPLX LP	4.875	12/01/24	500,000	500,000	524,284
NRG Energy, Inc.	7.250	05/15/26	500,000	502,858	528,900
Oasis Petroleum Inc.	6.875	03/15/22	500,000	478,431	507,120
PBF Holding Company LLC	6.997	11/15/23	33,000	33,000	34,155
Perry Ellis International, Inc.	7.875	04/01/19	125,000	124,739	124,844
Pitney Bowes Inc.	3.375	10/01/21	500,000	499,713	476,250
Reinsurance Group of America	3.950	09/15/26	500,000	502,811	494,890
SM Energy Company	6.750	09/15/26	750,000	744,395	742,500
Sprint Corporation	7.125	06/15/24	155,000	155,000	151,125
Steelcase, Inc.	6.375	02/15/21	500,000	503,034	538,127
Suburban Propane Partners, L.P.	5.750	03/01/25	500,000	500,000	480,000
Time Warner Cable, Inc.	5.000	02/01/20	500,000	497,700	513,538
Trinity Acquisition Plc	4.400	03/15/26	500,000	514,805	506,657
Tyson Foods, Inc.	4.500	06/15/22	500,000	507,930	518,140
William Lyon Homes	7.000	08/15/22	500,000	500,000	512,500
WPX Energy, Inc.	5.250	09/15/24	425,000	425,000	418,625
Xlit Ltd	4.450	03/31/25	600,000	612,271	603,888

Total Bonds				23,112,511	23,054,795

Total Corporate Public Securities				$26,469,155	$26,472,892

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Short-Term Security:	Interest Rate/Yield^	Maturity Date	Principal Amount	Cost	Market Value

Commercial Paper - 2.74%
Bemis Company, Inc.	2.350%	04/04/18	$1,000,000	$999,804	$999,804
CRH Finance America, Inc.	2.350	04/10/18	1,000,000	999,413	999,413
Lam Research Corporation	2.350	04/10/18	1,000,000	998,694	998,694
Molex Electronic Technologies LLC	3.120	04/16/18	1,000,000	999,220	999,220

Total Short-Term Security				$3,997,131	$3,997,131

Total Investments	103.20%			$151,395,974	$150,583,924

Other Assets	8.43				12,298,537

Liabilities	(11.63)				(16,961,991)

Total Net Assets	100.00%				$145,920,470

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2018, the values of these securities amounted to $105,827,657 or 72.52% of net assets.
(F)	Held in PI Subsidiary Trust
^	Effective yield at purchase
PIK - Payment-in-kind

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification:	Fair Value/ Market Value

AEROSPACE & DEFENSE - 3.54%
API Technologies Corp.	$1,986,848
BEI Precision Systems & Space Company, Inc.	1,620,462
Merex Holding Corporation	404,638
Sunvair Aerospace Group Inc.	1,152,860
5,164,808

AUTOMOTIVE - 5.42%
Aurora Parts & Accessories LLC	1,604,095
DPL Holding Corporation	1,688,754
English Color & Supply LLC	1,747,470
Ford Motor Credit Co. LLC	608,692
General Motors Financial Co. Inc.	492,938
Grakon Parent	234,860
J.B. Poindexter Co., Inc.	413,531
Moog Inc.	512,500
Power Stop Holdings LLC	290,140
Randy's Worldwide Automotive	317,186
7,910,166

BANKING - 0.35%
Bank of America Corporation	510,929

BROKERAGE, ASSET MANAGERS & EXCHANGES - 0.49%
Higginbotham Insurance Agency, Inc.	196,751
Lazard Group LLC	513,909
710,660

BUILDING MATERIALS - 7.96%
ARI Holding Corporation	2,707,877
Beacon Roofing Supply, Inc.	386,715
Happy Floors Acquisition, Inc.	1,810,158
NSi Industries Holdings, Inc.	1,794,321
Signature Systems Holding Company	190,452
Sunrise Windows Holding Company	999,929
Torrent Group Holdings, Inc.	96,403
Wellborn Forest Holding Company	1,799,462
Wolf-Gordon, Inc.	1,822,734
11,608,051

CABLE & SATELLITE - 1.52%
Hughes Satellite Systems Corporation	497,500
Time Warner Cable, Inc.	513,538
Fair Value/ Market Value

Unitymedia KabelBW GmbH	$524,375
UPCB Finance IV Limited	200,719
Virgin Media Secured Finance PLC	481,250
2,217,382

CHEMICALS - 2.38%
A. Schulman Inc.	527,500
Compass Chemical International LLC	221,612
CVR Partners, LP.	532,350
LBC Tank Terminals Holding Netherlands B.V.	681,233
LyondellBasell Industries N.V.	549,616
OCI Beaumont LLC	122,846
Polytex Holdings LLC	834,499
3,469,656

CONSUMER CYCLICAL SERVICES - 3.40%
CHG Alternative Education Holding Company	1,072,284
MeTEOR Education LLC	1,084,136
PPC Event Services	1,648,547
Prime Security Services Borrower	658,877
PS Logistics LLC	503,750
4,967,594

CONSUMER PRODUCTS - 10.12%
AMS Holding LLC	232,510
Blue Wave Products, Inc.	891,617
Elite Sportwear Holding, LLC	1,506,373
gloProfessional Holdings, Inc.	1,147,514
GTI Holding Company	916,218
Handi Quilter Holding Company	2,209,020
HHI Group, LLC	1,698,103
Manhattan Beachwear Holding Company	581,531
Master Cutlery LLC	651,077
New Mountain Learning, LLC	1,384,410
Perry Ellis International, Inc.	124,844
Whitebridge Pet Brands Holdings, LLC	1,652,428
York Wall Holding Company	1,755,916
14,751,561

DIVERSIFIED MANUFACTURING - 5.95%
ABC Industries, Inc.	372,905
Advanced Manufacturing Enterprises LLC	24,489

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Airxcel Holdings	$903,249
Amsted Industries	240,000
F G I Equity LLC	623,541
K P I Holdings, Inc.	538,956
Motion Controls Holdings	331,162
Reelcraft Industries, Inc.	1,773,253
SR Smith LLC	1,950,069
Strahman Holdings Inc.	297,797
Therma-Stor Holdings LLC	1,628,312
8,683,733

ELECTRIC - 1.70%
AM Conservation Holding Corp.	1,946,122
NRG Energy, Inc.	528,900
2,475,022

FINANCE COMPANIES - 0.39%
Air Lease Corp.	574,881

FINANCIAL OTHER - 3.48%
Anchorage Capital Group, L.L.C.	512,733
CRH Finance America, Inc.	999,413
Cunningham Lindsey U.S., Inc.	123,778
Focus Financial Partners, LLC.	407,000
Strategic Insight, Inc.	1,692,260
U.S. Retirement and Benefit Partners, Inc.	1,347,328
5,082,512

FOOD & BEVERAGE - 8.31%
Bunge Limited Finance Corp.	564,101
Del Real LLC	1,741,792
Eagle Family Foods, Inc.	1,896,475
F F C Holding Corporation	253,387
Hollandia Produce LLC	1,129,336
Hospitality Mints Holding Company	988,953
Impact Confections	—
JBS USA Lux S.A.	456,960
JMH Investors LLC	350,972
PANOS Brands LLC	2,266,869
Tyson Foods, Inc.	518,140
Westminster Acquisition LLC	829,226
WP Supply Holding Corporation	1,132,682
12,128,893

Fair Value/ Market Value

GAMING - 1.32%
CTM Holding, Inc.	$1,928,752

HEALTHCARE - 3.10%
Avantor Inc.	403,970
CORA Health Services, Inc.	910,935
Community Health Sysyems Inc.	345,960
ECG Consulting Group	1,502,336
GD Dental Services LLC	4,390
Hospital Corporation of America	276,512
Laboratory Corporation of America Holdings	492,650
Prospect Medical Holdings, Inc.	256,082
TherOX, Inc.	—
Touchstone Health Partnership	—
Valeant Pharmaceuticals International	180,353
VRX Escrow Corp.	157,066
4,530,254

HEALTH INSURANCE - 0.34%
Reinsurance Group of America	494,890

HOME CONSTRUCTION - 0.47%
Beazer Homes USA, Inc.	172,400
William Lyon Homes	512,500
684,900

INDEPENDENT - 1.35%
Jupiter Resources Inc.	230,000
Laredo Petroleum, Inc.	496,250
Oasis Petroleum Inc.	507,120
SM Energy Company	742,500
1,975,870

INDUSTRIAL OTHER - 6.87%
AFC - Dell Holding Corporation	1,362,945
Brunswick Corporation	607,820
Clough, Harbour and Associates	1,311,014
Hartland Controls Holding Corporation	1,849,296
Lam Research Corporation	998,694
Midwest Industrial Rubber, Inc.	1,743,273
Molex Electronic Technologies LLC	999,220
Smart Source Holdings LLC	616,277
SMB Machinery Holdings, Inc.	—
Steelcase, Inc.	538,127
10,026,666

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

MEDIA & ENTERTAINMENT - 2.89%
AMC Entertainment Holdings Inc.	$492,550
BlueSpire Holding, Inc.	—
Boyne USA, Inc.	171,384
Discovery Communications	621,930
Dish DBS Corporation	468,875
GlynnDevins Acquisition Corporation	165,540
HOP Entertainment LLC	—
Money Mailer Equity LLC	1,625,761
Sinclair Broadcast Group, Inc.	201,960
Sinclair Television Group, Inc.	463,750
4,211,750

METALS & MINING - 2.88%
Alliance Residential Company	525,000
Anglogold Holdings PLC	617,621
Big River Steel LLC.	120,255
Coronado Coal LLC	318,225
First Quantum Minerals Ltd.	492,500
IAMGOLD Corporation	511,250
Murray Energy Corporation	383,542
New Gold Inc.	510,625
Suncoke Energy	515,000
Warrior Met Coal, Inc.	212,658
4,206,676

MIDSTREAM - 1.57%
CVR Refining LLC	357,000
Ferrellgas Partners, L.P.	847,463
Genesis Energy, L.P.	471,250
Suburban Propane Partners, L.P.	480,000
Summit Midstream Holdings, LLC	130,951
2,286,664

OIL FIELD SERVICES - 1.87%
EP Energy LLC / Everest Acquisition Finance Inc.	288,768
Gulf Finance, LLC	238,635
Hilcorp Energy Company	329,975
Petroplex Inv Holdings LLC	18,929
Seadrill Partners Finco, LLC	408,730
Teine Energy Ltd.	510,000
Topaz Marine S.A.	518,500
WPX Energy, Inc.	418,625
2,732,162

Fair Value/ Market Value

OTHER - REITS - 0.69%
Duke Realty Limited Partnership	$509,639
CubeSmart, L.P.	498,197
1,007,836

PACKAGING - 1.22%
ASC Holdings, Inc.	776,413
Bemis Company, Inc.	999,804
1,776,217

PAPER - 1.50%
Clearwater Paper Corporation	471,360
Dunn Paper	1,716,375
2,187,735

PHARMACEUTICALS - 2.76%
Clarion Brands Holding Corp.	2,244,342
CVS Health Corp	346,470
ERG Holding Company LLC	1,443,092
4,033,904

PROPERTY & CASUALTY - 0.76%
Trinity Acquisition Plc	506,657
Xlit Ltd	603,888
1,110,545

REFINING - 2.48%
CITGO Petroleum Corporation	421,281
MES Partners, Inc.	1,580,708
MPLX LP	524,284
PBF Holding Company LLC	34,155
Tristar Global Energy Solutions, Inc.	1,055,906
3,616,334

TECHNOLOGY - 11.10%
1A Smart Start, Inc.	1,696,653
Anixter, Inc.	169,125
BCC Software, Inc.	1,716,976
Clubessential LLC	1,713,111
Dell Inc.	615,460
DigiCert, Inc.	207,552
Expedia Inc.	606,664
Glynlyon Holding Companies, Inc.	230,223
GraphPad Software, Inc.	2,425,044

See Notes to Consolidated Financial Statements

Barings Participation Investors
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2018
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value

Hewlett Packard Enterprise Company	$519,126
Pitney Bowes Inc.	476,250
Software Paradigms International Group, LLC	1,730,504
Velocity Technology Solutions, Inc.	2,088,014
Veritext Corporation	1,994,258
16,188,960

TELECOMMUNICATIONS - 0.27%
Altice Financing S.A.	392,000

TRANSPORTATION SERVICES - 4.21%
Hertz Corporation	507,500
MNX Holding Company	1,414,711
OPE KAG Finance Sub	512,500
Penske Corporation	526,234
Pegasus Transtech Corporation	2,281,601
Team Drive-Away Holdings LLC	184,032
VP Holding Company	720,667
6,147,245

WIRELESS - 0.54%
Crown Castle International Corp	637,591
Sprint Corporation	151,125
788,716

Total Investments - 103.20% (Cost - $151,395,974)	$150,583,924

See Notes to Consolidated Financial Statements

Fair Value Hierarchy

The Trust categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following table summarizes the levels in the fair value hierarchy into which the Trust's financial instruments are categorized as of March 31, 2018.

The fair values of the Trust's investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2018 are as follows:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$82,419,449	$—	$14,286,244	$68,133,205
Bank Loans	18,522,417	—	—	18,522,417
Common Stock - U.S.	6,091,393	—	—	6,091,393
Preferred Stock	2,925,577	—	—	2,925,577
Partnerships and LLCs	10,155,065	—	—	10,155,065
Public Securities
Bank Loans	3,418,097	—	1,741,166	1,676,931
Corporate Bonds	23,054,795	—	23,054,795	—
Common Stock—U.S.	—	—	—	—
Preferred Stock	—	—	—	—
Short-term Securities	3,997,131	—	3,997,131	—
Total	$150,583,924	$—	$43,079,336	$107,504,588
See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2017	Included in earnings	Purchases	Sales	Prepayments	Transfers into Level 3	Transfers out of Level 3	Ending balance at 3/31/2018
Restricted Securities
Corporate Bonds	$68,182,386	$(1,560,926)	$3,193,009	$(36,550)	$(1,644,714)	$—	$—	$68,133,205
Bank Loans	15,737,992	55,774	2,728,651	—	—	—	—	18,522,417
Common Stock - U.S.	6,911,240	(180,558)	41,537	(680,826)	—	—	—	6,091,393
Preferred Stock	2,525,813	399,764	—	—	—	—	—	2,925,577
Partnerships and LLCs	14,061,127	(368,512)	193,692	(3,731,242)	—	—	—	10,155,065
Public Securities
Bank Loans	523,461	7,334	818,379	—	(6,192)	333,949	—	1,676,931
Total	$107,942,019	$(1,647,124)	$6,975,268	$(4,448,618)	$(1,650,906)	$333,949	$—	$107,504,588

ITEM 2. CONTROLS AND PROCEDURES.

(a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There have been changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act)("internal controls") that occurred during the Registrant's last fiscal quarter.  The Registrant's investment adviser, Barings LLC, who maintains the Registrant's internal controls, revised its internal controls to oversee State Street Bank & Trust who now provides certain administrative and accounting services to the Registrant.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Participation Investors

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Shettle Robert M. Shettle, President

Date    May 30, 2018

By (Signature and Title)*	/s/ James M. Roy James M. Roy, Vice President and Chief Financial Officer

Date    May 30, 2018

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.